Note 11 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 278,327
2023	251,339
2024	234,772
2025	436,172
2026	508,049
2027 and thereafter	758,662
Total	$ 2,467,321